CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Apr. 28, 2012	Apr. 30, 2011	May 01, 2010
(Increase) decrease in minimum pension liability, deferred tax benefit (expense)	$ 3,336	$ (1,055)	$ 798